Registration No. 333-182434

File No. 811-05724

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. _____	[ ]

Post-Effective Amendment No. 1	[X]

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, CO 80112-3924

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 768-3200

Arthur S. Gabinet, Esq.

OppenheimerFunds, Inc.

Two World Financial Center, 225 Liberty Street

New York, New York 10281-1008

(Name and Address of Agent for Service)

As soon as practicable after the Registration Statement becomes effective.

(Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B, Class C, Class N and Class Y of Oppenheimer Global Strategic Income Fund. No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

This Post-effective Amendment is being filed solely for the purpose of filing the tax opinion of counsel as an exhibit under Part C of the Registration Statement that was previously filed with the Commission in connection with the reorganization of Oppenheimer Portfolio Series Fixed Income Active Allocation Fund and Oppenheimer Champion Income Fund into Oppenheimer Global Strategic Income Fund. No information contained in Parts A or B of the Registration Statement is being amended, deleted or superseded.

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

FORM N-14

PART C

OTHER INFORMATION

Item 15. – Indemnification

Reference is made to the provisions of Article VII of Registrant's Agreement and Declaration of Trust filed as Exhibit 16(1) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16. - Exhibits

(1) (i) Amended and Restated Declaration of Trust dated 8/15/12: Previously filed with Registrant’s Post-Effective Amendment No. 43, (8/21/12), and incorporated herein by reference.

(2) (i) By-Laws dated 8/15/12: Previously filed with Registrant's Post-Effective Amendment No. 43, (8/21/12), and incorporated herein by reference.

(3) Not applicable.

(4) Form of Agreement and Plan of Reorganization: Previously filed with the Registration Statement of Registrant (Reg. No. 33-28598) (6/29/12), and incorporated herein by reference.

(5) (i) Article V of the Agreement and Declaration of Trust dated 8/15/12: Previously filed with Registrant’s Post-Effective Amendment No. 43, (8/21/12), and incorporated herein by reference.

(ii) Article II of the By-Laws dated 8/15/12: Previously filed with Registrant’s Post-Effective Amendment No. 43, (8/21/12), and incorporated herein by reference.

(6) (i) Amended and Restated Investment Advisory Agreement dated 8/21/12: Previously filed with Registrant’s Post-Effective Amendment No. 43, (8/21/12), and incorporated herein by reference.

(ii) Investment Advisory Agreement for Oppenheimer Global Strategic Income Fund (Cayman) Ltd. dated 10/28/10: Previously filed with Registrant’s Post-Effective Amendment No. 38, (4/28/11), and incorporated herein by reference.

(iii) Sub-Advisory Agreement for Oppenheimer Global Strategic Income Fund (Cayman) Ltd. dated 10/28/10: Previously filed with Registrant’s Post-Effective Amendment No. 38, (4/28/11), and incorporated herein by reference.

(7)            (i) General Distributor's Agreement dated 10/13/92: Previously filed with Registrant's Post-Effective Amendment No. 5, (12/3/92), and refiled with Registrant’s Post-Effective Amendment No. 9, (1/31/95), pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(ii)         Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

(iii)       Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

(iv)       Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

(v) Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

(vi) Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and incorporated herein by reference.

(8) Form of Oppenheimer Funds Compensation Deferral Plan, As Amended and Restated Effective 1/1/08: Previously filed with Post-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Portfolio Series Fixed Income Active Allocation Fund (Reg. No. 333-146105), (5/29/09), and incorporated herein by reference.

(9) (i) Global Custody Agreement dated 8/16/02, as amended: Previously filed with Post-Effective Amendment No. 51 to the Registration Statement of Oppenheimer Capital Appreciation Fund (Reg. No. 2-69719), (10/23/06), and incorporated herein by reference.

(ii) Amendment dated 9/28/10 to the Global Custody Agreement: Previously filed with Post-Effective Amendment No. 18 to the Registration Statement of Oppenheimer Main Street Small- & Mid-Cap Fund (Reg. No. 333-78269), (10/28/10), and incorporated herein by reference.

(10) (i) Amended and Restated Service Plan and Agreement for Class A shares dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 41, (1/26/12), and incorporated herein by reference.

(ii) Amended and Restated Distribution and Service Plan and Agreement for Class B shares dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 41, (1/26/12), and incorporated herein by reference.

(iii) Amended and Restated Distribution and Service Plan and Agreement for Class C shares dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 41, (1/26/12), and incorporated herein by reference.

(iv) Amended and Restated Distribution and Service Plan and Agreement for Class N shares dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 41, (1/26/12), and incorporated herein by reference.

(v) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 as updated through 4/20/11: Previously filed with Post-Effective Amendment No. 5 to the Registration Statement of Oppenheimer Transition 2010 Fund (Reg. No. 333-135516), (6/27/11), and incorporated herein by reference.

(11) (i) Opinion and Consent of Counsel: Previously filed with the Registration Statement of Registrant (Reg. No. 33-28598) (6/29/12), and incorporated herein by reference.

(12) (i) Tax Opinion for Oppenheimer Champion Income Fund: Filed herewith.

(ii) Tax Opinion for Oppenheimer Portfolio Series Fixed Income Active Allocation Fund: Filed herewith.

(13) Not applicable.

(14) Independent Registered Public Accounting Firm’s Consent: Previously filed with the Registration Statement of Registrant (Reg. No. 33-28598) (6/29/12), and incorporated herein by reference.

(15) Not applicable.

(16) Power of Attorney dated 5/17/12 for all Trustees/Directors and Officers: Previously filed with the Registration Statement of Registrant (Reg. No. 33-28598) (6/29/12), and incorporated herein by reference.

(17) Proxy Cards: Previously filed with the Registration Statement of Registrant (Reg. No. 333-182434) (6/29/12), and incorporated herein by reference.

Item 17. – Undertakings

(1)     The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)     The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 10th day of December, 2012.

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

By:	William F. Glavin, Jr.*
William F. Glavin, Jr., President,
Principal Executive Officer and Director

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signatures	Title	Date

William L. Armstrong*	Chairman of the Board of Trustees	December 10, 2012
William L. Armstrong

William F. Glavin, Jr.*	President, Principal	December 10, 2012
William F. Glavin, Jr.	Executive Officer and Trustee

Brian W. Wixted*	Treasurer, Principal	December 10, 2012
Brian W. Wixted	Financial and Accounting Officer

____________________	Trustee	December 10, 2012
Edward L. Cameron

Jon S. Fossel*	Trustee	December 10, 2012
Jon S. Fossel

Sam Freedman*	Trustee	December 10, 2012
Sam Freedman

______________________	Trustee	December 10, 2012
Richard F. Grabish

Beverly L. Hamilton*	Trustee	December 10, 2012
Beverly L. Hamilton

Victoria J. Herget*	Trustee	December 10, 2012
Victoria J. Herget

Robert J. Malone*	Trustee	December 10, 2012
Robert J. Malone

F. William Marshall, Jr.*	Trustee	December 10, 2012
F. William Marshall, Jr.

Karen L. Stuckey*	Trustee	December 10, 2012
Karen L. Stuckey

James D. Vaughn*	Trustee	December 10, 2012
James D. Vaughn

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Registration Statement No. 333-182434

EXHIBIT INDEX

Exhibit No.	Description

(12)	(i) Tax Opinion for Oppenheimer Champion Income Fund

(ii) Tax Opinion for Oppenheimer Portfolio Series Fixed Income Active Allocation Fund